ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Net (Loss) Earnings from Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Revenues	$ 958.8	$ 875.5
Cost of sales	(810.9)	(813.3)
General and administrative expenses	(52.0)	(38.8)
Exploration expenses	(28.4)	(35.1)
Impairment charge	(17.1)	(15.0)
Other expenses	(9.1)	(77.9)
Finance costs	(8.6)	(5.2)
Foreign exchange gain	(5.0)	(6.0)
Interest income, derivatives and other investment gains	14.0	61.3
Earnings (loss) before income taxes	41.7	(54.5)
Income tax recovery	20.6	97.9
Net earnings (loss) from discontinued operations	(16.4)	(167.2)
Discontinued operations
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Revenues	405.2	276.2
Cost of sales	(330.7)	(335.7)
General and administrative expenses	(3.5)	(3.2)
Exploration expenses	(1.2)	(3.0)
Impairment charge	(110.1)	(190.1)
Other expenses	(2.5)	(14.1)
Finance costs	(1.2)	0.0
Foreign exchange gain	0.4	0.0
Interest income, derivatives and other investment gains	6.6	4.8
Earnings (loss) before income taxes	$ (37.0)	$ (265.1)